LEASES	12 Months Ended
Dec. 31, 2022
LEASES
LEASES

18.  LEASES

The Group enters into lease agreements to have leasing for self-operated stores, office spaces, and other corporate assets that the Group utilizes.

Supplemental balance sheet information related to operating lease was as follows:

	As of December 31,
	2021	2022
	RMB	RMB	US$
Right-of-use assets	1,237,734	2,003,997	290,552

Operating lease liabilities – current	598,062	880,873	127,715
Operating lease liabilities – non-current	575,060	1,024,274	148,506
Total operating lease liabilities	1,173,122	1,905,147	276,221

The weighted average remaining lease terms and discount rates for the operating lease as of December 31, 2022 were as follows:

Remaining lease term and discount rate:

Weighted average remaining lease term (years)	1.47
Weighted average discount rate	4.358%

During the years ended December 31, 2021 and 2022, the Group incurred total operating lease expenses of RMB672.9 million and RMB854.6 million (US$123.9 million), respectively, and operating lease payment of RMB 637.2 million and RMB875.7 million (US$127.0 million), respectively.

As of December 31, 2022, the Group has entered into operating leases that have not yet commenced of RMB45.1 million (US$6.5 million), primarily related to store leases. These leases will commence between fiscal year 2023 and fiscal year 2028 with lease terms ranging from 0.5 month to 62 months.

Future minimum lease payments under non-cancellable operating leases with initial terms in excess of one year consisted of the following as of December 31, 2022:

	RMB	US$
2023	880,873	127,715
2024	606,689	87,962
2025	310,270	44,985
2026	149,595	21,689
2027 and thereafter	80,962	11,738
Less: interest	(123,242)	(17,868)

Total	1,905,147	276,221